Financial Instruments and Financial Risk Management (Details) - Schedule of Analyzes Non-Derivative Financial Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Less than one year [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Analyzes Non-Derivative Financial Liabilities [Line Items]
Lease liabilities	$ 370	$ 204
Long-term loans	290	617
Accounts payable and accruals	2,808	4,517
Non-derivative financial liabilities	3,468	6,944
December 31, 2022:
Short-term bank loans		1,606
Between one to two years [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Analyzes Non-Derivative Financial Liabilities [Line Items]
Lease liabilities	303	13
Long-term loans	782	540
Accounts payable and accruals
Non-derivative financial liabilities	1,085	553
December 31, 2022:
Short-term bank loans
More than two years [Member]
Financial Instruments and Financial Risk Management (Details) - Schedule of Analyzes Non-Derivative Financial Liabilities [Line Items]
Lease liabilities	220
Long-term loans	20	66
Accounts payable and accruals
Non-derivative financial liabilities	$ 240	66
December 31, 2022:
Short-term bank loans